Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000032726 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alabama Tax‑Free Income Series
Average Annual Return, Percent	(1.13%)	(0.50%)	1.52%
C000032727 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Kentucky Tax‑Free Income Series
Average Annual Return, Percent	(0.18%)	0.23%	1.64%
C000032729 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mississippi Tax‑Free Income Series
Average Annual Return, Percent	0.08%	(0.27%)	1.54%
C000032730 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	North Carolina Tax‑Free Income Series
Average Annual Return, Percent	0.05%	(0.31%)	1.49%
C000032732 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tennessee Tax‑Free Income Series
Average Annual Return, Percent	(0.97%)	(0.17%)	1.38%
C000032734 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Intermediate Government Bond Series
Average Annual Return, Percent	4.86%	1.16%	1.88%
C000093320 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Taxable Municipal Bond Series
Average Annual Return, Percent	4.00%	(2.81%)	0.91%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.11%	0.51%	2.20%
Bloomberg Intermediate U S Government Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Government Bond Index
Average Annual Return, Percent	6.23%	0.15%	1.55%
Bloomberg Taxable Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Taxable Municipal Bond Index
Average Annual Return, Percent	5.51%	(0.43%)	3.13%